Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule of deferred revenue, gift cards, and Loyalty Program, including significant changes in deferred revenue

The following table provides information about deferred revenue, gift cards, and Loyalty Program, including significant changes in deferred revenue balances during the years ended December 31, 2021 and 2020:

January 1, 2020	$1,300
Sales of gift cards	512
Redemption of gift cards	(319)
Increase from deferral of revenue	3,383
Decrease from revenue recognition	(1,107)
Loyalty Program points earned	891
Loyalty Program points redeemed	(45)
December 31, 2020	$4,615
Sales of gift cards	838
Redemption of gift cards	(458)
Increase from deferral of revenue	3,750
Decrease from revenue recognition	(3,507)
Loyalty Program points earned	3,194
Loyalty Program points redeemed/expired and breakage	(1,098)
December 31, 2021	$7,334

Schedule of disaggregation of revenue by sales channel

The following table disaggregates revenue by sales channel:

	December 31
	2021	2020	2019
Direct to Consumer	$165,299	$137,724	$73,590
Wholesale	55,761	23,351	7,717
Outpost	12,041	2,834	821
Total net sales	$233,101	$163,909	$82,128

Schedule of reconciliation of cash, cash equivalents, and restricted cash

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported in the consolidated balance sheets to the total amounts reported in the statements of cash flows.

	December 31, 2021	December 31, 2020
Cash	$17,329	$34,207
Proceeds from credit card transactions in transit-holding cash accounts	1,005	1,025
Restricted cash	—	400
Total cash and cash equivalents and restricted cash	$18,334	$35,632

Schedule of estimated useful lives

Estimated useful lives are as follows:

Estimated
Useful Lives
Land	—
Building and Leasehold improvements	5 – 39 years
Computer equipment and software	3 years
Machinery and equipment	5 – 15 years
Vehicles	5 years